RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS
Recent Acquisitions. See Notes 1, 8 and 15 for disclosure of the Polar and Divide Drop Down, the Red Rock Drop Down, the Bison Drop Down and the funding of those transactions.
Reimbursement of Expenses from General Partner. Our general partner and its affiliates do not receive a management fee or other compensation in connection with the management of our business, but will be reimbursed for expenses incurred on our behalf. Under our partnership agreement, we reimburse our general partner and its affiliates for certain expenses incurred on our behalf, including, without limitation, salary, bonus, incentive compensation and other amounts paid to our general partner's employees and executive officers who perform services necessary to run our business. Our partnership agreement provides that our general partner will determine in good faith the expenses that are allocable to us. Due to affiliate on the consolidated balance sheet represents the payables to our general partner for expenses incurred by it and paid on our behalf.
Expenses incurred by the general partner and reimbursed by us under our partnership agreement were as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Operation and maintenance expense	$19,782	$14,323	$2,913
General and administrative expense	22,370	18,662	3,661

Expenses Incurred by Summit Investments. Prior to the Polar and Divide Drop Down and the Red Rock Drop Down, Summit Investments incurred:

•
certain support expenses and capital expenditures on behalf of the contributed subsidiaries. These transactions were settled periodically through membership interests prior to the respective drop down;

•
interest expense that was related to capital projects for the contributed subsidiaries. As such, the associated interest expense was allocated to the respective contributed subsidiary's capital projects as a noncash contribution and capitalized into the basis of the asset; and

•
SMP Net Profits Interests accounted for as compensatory awards. As such, the annual expense associated with the SMP Net Profits was allocated to the respective contributed subsidiary and is reflected in general and administrative expenses in the statement of operations.

Electricity Management Services Agreement. We entered into a consulting arrangement with EquiPower Resources Corp. to assist with managing DFW Midstream's electricity price risk. EquiPower Resources Corp. is an affiliate of Energy Capital Partners and is also the employer of a director of our general partner. Amounts paid for such services were as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Payments for electricity management consulting services	$234	$199	$204

The consulting arrangement terminated on December 31, 2014.
Engineering Services Agreement. We entered into an engineering services arrangement with IPS Engineering/EPC. IPS Engineering/EPC is an affiliate of Energy Capital Partners. We paid $0.6 million for such services during the year ended December 31, 2014 and $0.2 million for such services during the year ended December 31, 2013.
Promissory Notes Payable to Sponsors. In conjunction with the acquisition of Grand River Gathering in 2011, we executed $200.0 million of promissory notes, on an unsecured basis, with the Sponsors. The notes had an 8% interest rate and were scheduled to mature in October 2013. In May 2012, we borrowed $163.0 million under the revolving credit facility and used a portion of the same borrowings to prepay $160.0 million principal amount of the promissory notes payable to the Sponsors. Then in July 2012, we borrowed an additional $50.0 million under the revolving credit facility, a portion of which was used to pay the remaining $49.2 million principal amount of the promissory notes payable to Sponsors (inclusive of accrued pay-in-kind interest).
In accordance with the terms of the underlying note agreement, prior to their repayment in July 2012, we elected to make all interest payments on the note in kind. The amount of interest paid in kind and accrued to the balance of the notes for year ended December 31, 2012, was approximately $6.3 million, of which we capitalized $0.9 million of interest expense related to costs incurred on capital projects under construction.
Diligence Expenses. In the past, the Sponsors reimbursed Summit Investments for transactional due diligence expenses related to proposed transactions that were not completed. As of December 31, 2011, we had a receivable from the Sponsors of $1.3 million for similar expenses. During the year ended December 31, 2012, we were reimbursed $0.3 million, while $1.0 million was not paid.